Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.4%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	0.020%	8,885,000	8,885,000
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.020%	2,100,000	2,100,000
Total			10,985,000
Total Floating Rate Notes (Cost $10,985,000)			10,985,000

Municipal Bonds 97.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.0%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,576,600
Series 2011
01/01/2022	5.000%	1,000,000	1,003,570
Subordinated Series 2012B
01/01/2030	5.000%	1,000,000	1,029,740
01/01/2031	5.000%	750,000	772,253
Subordinated Series 2014A
01/01/2034	5.000%	1,000,000	1,110,490
Subordinated Series 2019A
01/01/2033	5.000%	7,030,000	8,950,947
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Subordinated Series 2019B
01/01/2035	5.000%	2,295,000	2,866,134
01/01/2044	5.000%	5,000,000	6,112,350
01/01/2049	5.000%	5,000,000	6,073,600
Total			31,495,684
Assisted Living 0.8%
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	2,150,000	2,043,274
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012A
11/01/2032	5.000%	325,000	328,663
11/01/2042	5.000%	1,250,000	1,263,700
St. Cloud Housing & Redevelopment Authority(d)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	3,000,000	2,517,420
Total			6,153,057
Charter Schools 4.6%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	2,000,000	2,088,480
07/01/2047	4.250%	1,000,000	1,064,130
07/01/2052	4.375%	2,255,000	2,405,950
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	500,000	535,510
07/01/2045	5.000%	2,070,000	2,191,219
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,658,490
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,754,689
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2050	5.375%	3,600,000	4,103,100
City of Minneapolis(e)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	2,133,680
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Minneapolis
Revenue Bonds
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	476,090
07/01/2055	5.000%	1,410,000	1,513,804
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	2,177,840
06/15/2054	5.000%	1,000,000	1,085,890
City of Woodbury
Refunding Revenue Bonds
Charter School Lease
Series 2020
12/01/2040	4.000%	400,000	425,208
12/01/2050	4.000%	550,000	579,827
Duluth Housing & Redevelopment Authority
Refunding Revenue Bonds
Duluth Public Schools Academy
Series 2018
11/01/2038	5.000%	1,100,000	1,221,594
11/01/2048	5.000%	250,000	273,640
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	2,500,000	2,939,550
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	2,000,000	2,066,620
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	1,056,630
09/01/2047	4.125%	1,400,000	1,465,618
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	204,916
03/01/2043	4.625%	1,000,000	1,021,990
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	789,817
08/01/2046	4.250%	1,000,000	1,058,180
Total			36,292,462
Health Services 0.2%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	1,125,930
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2014
11/01/2044	5.000%	500,000	545,175
Total			1,671,105
Higher Education 8.3%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,309,782
12/01/2040	5.000%	1,350,000	1,516,914
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	566,365
03/01/2039	4.000%	500,000	564,230
03/01/2040	4.000%	1,000,000	1,126,860
03/01/2047	4.000%	2,500,000	2,807,950
College of St. Scholastica, Inc.
Series 2019
12/01/2040	4.000%	1,200,000	1,321,812
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	3,317,760
Macalester College
Series 2017
03/01/2029	5.000%	150,000	184,349
03/01/2030	5.000%	175,000	215,082
03/01/2042	4.000%	900,000	1,010,457
03/01/2048	4.000%	600,000	673,866
Series 2021
03/01/2040	3.000%	365,000	401,073
03/01/2043	3.000%	325,000	353,480
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	648,231
10/01/2038	4.000%	920,000	1,025,874
10/01/2045	5.000%	2,500,000	2,961,825
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	872,601
12/01/2032	5.000%	1,000,000	1,177,750
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,714,125
10/01/2035	4.000%	500,000	570,460
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	878,640
04/01/2039	4.000%	2,000,000	2,227,820

2	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A
10/01/2035	4.000%	800,000	915,776
10/01/2037	4.000%	750,000	854,505
Revenue Bonds
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	1,054,130
College of St. Scholastica
Series 2012
12/01/2027	4.250%	350,000	364,914
12/01/2032	4.000%	350,000	360,332
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	429,729
10/01/2032	5.000%	645,000	747,645
10/01/2033	5.000%	350,000	404,918
10/01/2034	5.000%	380,000	438,968
St. Olaf College
Series 2021
10/01/2046	4.000%	1,750,000	2,073,575
10/01/2050	4.000%	1,600,000	1,887,504
University of St. Thomas
Series 2019
10/01/2040	5.000%	1,250,000	1,569,487
10/01/2041	4.000%	1,000,000	1,161,830
10/01/2044	4.000%	2,750,000	3,173,472
University of Minnesota
Refunding Revenue Bonds
Series 2019B
10/01/2025	5.000%	2,720,000	3,269,114
Revenue Bonds
Series 2014B
01/01/2044	4.000%	3,750,000	4,027,837
Series 2016A
04/01/2033	5.000%	1,725,000	2,064,428
04/01/2034	5.000%	1,855,000	2,216,076
Series 2019A
04/01/2036	5.000%	1,300,000	1,664,377
04/01/2037	5.000%	2,000,000	2,553,120
04/01/2038	5.000%	4,945,000	6,297,161
Total			64,976,204
Hospital 18.5%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	518,660
05/01/2051	5.000%	1,500,000	1,545,810
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2023	4.000%	400,000	411,804
04/01/2024	4.000%	745,000	766,449
04/01/2026	4.000%	500,000	512,865
04/01/2031	4.000%	1,450,000	1,474,882
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	11,517,765
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,126,710
09/01/2035	4.000%	1,500,000	1,604,355
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,689,200
11/15/2044	5.000%	6,475,000	7,559,368
Series 2018A
11/15/2033	5.000%	2,920,000	3,635,896
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2037	4.000%	4,000,000	4,559,560
11/15/2038	4.000%	2,630,000	2,990,968
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,959,542
04/01/2041	5.000%	675,000	764,390
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2035	5.000%	5,000,000	7,426,650
11/15/2036	5.000%	12,255,000	18,478,579
Revenue Bonds
Mayo Clinic
Series 2011C (Mandatory Put 11/15/21)
11/15/2038	4.500%	1,400,000	1,431,276
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,088,300

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2014B
05/01/2024	5.000%	1,400,000	1,584,674
Series 2016A
05/01/2028	5.000%	1,745,000	2,078,923
05/01/2037	4.000%	3,175,000	3,513,264
05/01/2046	5.000%	3,500,000	4,062,485
Series 2019
05/01/2048	5.000%	5,000,000	6,107,650
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2012
07/01/2034	5.000%	750,000	753,233
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2025	4.000%	1,390,000	1,515,378
03/01/2026	4.000%	1,445,000	1,598,719
03/01/2037	4.000%	7,660,000	8,070,576
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	5,000,000	5,641,800
02/15/2048	4.250%	1,000,000	1,121,360
02/15/2048	5.000%	1,300,000	1,541,046
02/15/2058	5.000%	6,000,000	7,072,980
Essential Health Obligated Group
Series 2018
02/15/2043	5.000%	1,615,000	1,926,243
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2030	5.000%	1,825,000	2,241,940
11/15/2034	5.000%	1,900,000	2,309,013
11/15/2036	4.000%	1,200,000	1,350,060
11/15/2037	4.000%	600,000	673,494
11/15/2043	4.000%	3,000,000	3,330,000
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,479,550
07/01/2035	4.000%	10,630,000	11,521,325
Total			145,556,742
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 3.3%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/2042	5.000%	1,500,000	1,543,290
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/2022	5.000%	250,000	268,818
12/01/2025	5.000%	400,000	429,244
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	287,057
10/01/2033	5.000%	250,000	286,875
Series 2014A
10/01/2035	5.000%	1,000,000	1,144,940
Revenue Bonds
Series 2016
10/01/2041	4.000%	1,000,000	1,098,390
10/01/2047	5.000%	500,000	595,310
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	247,664
01/01/2035	5.000%	170,000	200,163
01/01/2036	5.000%	180,000	211,550
01/01/2041	5.000%	400,000	465,968
Revenue Bonds
Series 2013A
01/01/2030	5.000%	340,000	364,973
01/01/2031	5.000%	460,000	493,709
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,186,340
01/01/2041	5.000%	2,550,000	2,994,567
01/01/2046	5.000%	2,000,000	2,332,860
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,216,260
Southern Minnesota Municipal Power Agency(f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	9,525,800

4	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2036	5.000%	1,000,000	1,183,830
Total			26,077,608
Local Appropriation 2.4%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,896,758
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2027	5.000%	740,000	899,389
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,148,090
02/01/2042	4.000%	5,250,000	5,642,385
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2030	4.000%	450,000	492,178
05/01/2031	4.000%	450,000	489,298
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2037	4.000%	515,000	610,821
02/01/2038	4.000%	1,000,000	1,183,050
02/01/2039	3.000%	565,000	619,229
Series 2020C
02/01/2040	2.500%	4,285,000	4,460,514
Zumbro Education District(g)
Certificate of Participation
Series 2021A
02/01/2038	4.000%	390,000	454,896
02/01/2041	4.000%	635,000	733,679
Total			18,630,287
Local General Obligation 26.0%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	5,355,650
Series 2018A
02/01/2039	4.000%	8,905,000	10,113,141
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	11,200,714
Burnsville-Eagan-Savage Independent School District No. 191
Unlimited General Obligation Bonds
School Building
Series 2015A
02/01/2031	4.000%	4,820,000	5,370,492
Centennial Independent School District No. 12(f)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	889,228
02/01/2033	0.000%	750,000	519,068
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,639,897
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,897,629
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	1,095,694
02/01/2040	3.000%	1,000,000	1,066,000
02/01/2041	3.000%	1,230,000	1,309,273
Duluth Independent School District No. 709
Refunding Certificate of Participation
Series 2016A (School District Credit Enhancement Program)
02/01/2028	4.000%	1,500,000	1,725,690
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	3,217,530
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	7,133,700
Forest Lake Independent School District No. 831
Unlimited General Obligation Bonds
School Building
Series 2016B
02/01/2026	5.000%	1,410,000	1,704,380

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	1,020,184
02/01/2033	0.000%	2,140,000	1,603,138
Hennepin County Regional Railroad Authority
Limited General Obligation Bonds
Series 2019A
12/01/2037	5.000%	4,685,000	5,938,612
12/01/2038	5.000%	3,965,000	5,014,456
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	2,612,188
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	2,438,766
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	2,589,059
02/01/2039	2.250%	2,580,000	2,639,675
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2030	5.000%	500,000	583,690
02/01/2031	5.000%	1,140,000	1,330,346
Mankato Independent School District No. 77
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2033	4.000%	550,000	651,800
02/01/2036	4.000%	585,000	686,492
Maple River Independent School District No. 2135
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2050	4.000%	3,230,000	3,791,923
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,621,390
02/01/2040	3.000%	2,515,000	2,697,363
Metropolitan Council(g)
Unlimited General Obligation Bonds
GAN Series 2021C
0
12/01/2028	5.000%	4,000,000	5,225,800
12/01/2029	5.000%	16,725,000	22,305,798
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Council
Unlimited General Obligation Refunding Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2020E
12/01/2028	5.000%	3,135,000	4,096,066
12/01/2029	5.000%	3,530,000	4,708,279
12/01/2030	5.000%	3,690,000	5,023,234
Minneapolis Special School District No. 1
Unlimited General Obligation Bonds
Long-Term Facilities Maintenance
Series 2017
02/01/2028	5.000%	1,350,000	1,727,217
Series 2017 (School District Credit Enhancement Program)
02/01/2031	5.000%	2,000,000	2,514,420
School Building
Series 2020B
02/01/2030	5.000%	1,350,000	1,802,371
02/01/2031	5.000%	1,420,000	1,881,812
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,143,120
02/01/2031	4.000%	1,735,000	1,976,356
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	6,027,168
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	7,263,747
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2032	4.000%	1,775,000	2,017,199
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	7,575,577
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,655,500
Rocori Area Schools Independent School District No. 750
Unlimited General Obligation Refunding Bonds
Series 2017A
02/01/2026	5.000%	1,160,000	1,402,788

6	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	11,318,600
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	2,152,546
02/01/2036	3.000%	1,000,000	1,100,980
02/01/2037	3.000%	1,035,000	1,136,119
Sartell-St. Stephen Independent School District No. 748(f)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,200,652
02/01/2033	0.000%	2,585,000	1,904,473
02/01/2034	0.000%	1,500,000	1,060,635
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	2,345,377
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	474,107
02/01/2034	4.000%	325,000	342,141
Watertown-Mayer Independent School District No. 111(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,812,653
02/01/2039	0.000%	2,175,000	1,421,232
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	752,213
02/01/2036	3.000%	470,000	504,211
02/01/2037	3.000%	500,000	535,375
02/01/2038	3.000%	1,000,000	1,068,970
02/01/2039	3.000%	1,000,000	1,067,310
Total			205,001,214
Multi-Family 2.7%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,507,075
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,496,000
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	5,000,000	5,125,100
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,191,970
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	5,000,000	5,123,750
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,584,650
Total			21,028,545
Municipal Power 0.7%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2027	4.000%	1,000,000	1,148,730
12/01/2028	4.000%	950,000	1,087,759
Puerto Rico Electric Power Authority(d),(h)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	3,800,000	3,515,000
Total			5,751,489
Nursing Home 2.0%
City of Chatfield
Refunding Revenue Bonds
Chosen Valley Care Center
Series 2019
09/01/2044	5.000%	500,000	503,930
09/01/2052	5.000%	1,500,000	1,483,485
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,512,812

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home
Series 2013
01/01/2039	5.125%	2,500,000	2,514,200
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	2,050,920
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,205,856
05/01/2048	5.125%	6,250,000	6,254,000
Total			15,525,203
Other Bond Issue 0.7%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project
Series 2016
06/01/2027	4.000%	100,000	110,991
06/01/2028	4.000%	170,000	187,148
06/01/2029	4.000%	165,000	180,178
06/01/2030	4.000%	125,000	135,471
06/01/2031	4.000%	100,000	107,797
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	508,630
08/01/2033	3.000%	500,000	507,645
08/01/2034	3.125%	850,000	865,844
08/01/2035	3.125%	800,000	813,944
Series 2020A
12/01/2036	5.000%	1,580,000	1,871,589
Total			5,289,237
Other Utility 0.9%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	1,001,464
10/01/2032	4.000%	800,000	912,008
10/01/2033	4.000%	655,000	743,805
St. Paul Port Authority(c)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012
08/01/2028	5.450%	250,000	257,935
08/01/2036	5.700%	1,250,000	1,287,537
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-4
10/01/2040	4.000%	1,000,000	1,100,630
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,510,661
Total			6,814,040
Pool / Bond Bank 0.1%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/2030	6.250%	1,000,000	1,004,440
Prep School 0.3%
County of Rice(e)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	2,435,000	2,495,071
Refunded / Escrowed 4.8%
City of Rochester
Prerefunded 07/01/23 Revenue Bonds
Olmsted Medical Center Project
Series 2013
07/01/2024	5.000%	300,000	330,447
07/01/2027	5.000%	245,000	269,865
07/01/2028	5.000%	225,000	247,835
07/01/2033	5.000%	650,000	715,969
County of Otter Tail(c)
Prerefunded 05/01/21 Unlimited General Obligation Bonds
Disposal Systems-Prairie Lakes
Series 2011
11/01/2030	5.000%	2,010,000	2,010,000
Goodhue County Education District No. 6051
Prerefunded 02/01/24 Certificate of Participation
Series 2014
02/01/2029	5.000%	1,200,000	1,353,864
02/01/2034	5.000%	1,200,000	1,353,864
02/01/2039	5.000%	1,300,000	1,466,686
Hermantown Independent School District No. 700
Prerefunded 02/01/24 Unlimited General Obligation Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2037	5.000%	4,740,000	5,354,731
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 09/01/21 Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/2042	6.625%	1,500,000	1,531,680

8	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	3,004,575
11/15/2044	5.000%	1,000,000	1,201,830
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015 Escrowed to Maturity
11/15/2023	5.000%	1,000,000	1,120,280
Minnesota Higher Education Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2032	6.000%	1,000,000	1,023,610
10/01/2040	6.000%	2,000,000	2,047,220
Prerefunded 10/01/22 Revenue Bonds
St. Catherine University
7th Series 2012Q
10/01/2025	5.000%	325,000	347,116
10/01/2026	5.000%	280,000	299,054
10/01/2027	5.000%	200,000	213,610
10/01/2032	5.000%	700,000	747,635
University of Minnesota
Prerefunded 12/01/21 Revenue Bonds
Series 2011D
12/01/2036	5.000%	5,985,000	6,153,837
Western Minnesota Municipal Power Agency
Prerefunded 01/01/24 Revenue Bonds
Series 2014A
01/01/2040	5.000%	1,000,000	1,127,480
01/01/2046	5.000%	4,025,000	4,538,107
Worthington Independent School District No. 518
Prerefunded 02/01/26 Certificate of Participation
Series 2017A
02/01/2039	4.000%	1,370,000	1,590,200
Total			38,049,495
Retirement Communities 4.1%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2046	5.000%	1,500,000	1,595,235
City of Apple Valley
Refunding Revenue Bonds
Apple Vally Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	3,081,660
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	2,500,000	2,331,650
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	1,266,625
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	999,950
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	5,281,200
10/01/2047	5.000%	2,000,000	2,170,880
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,514,325
08/01/2053	5.000%	600,000	601,320
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	2,432,640
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,994,440
09/01/2042	5.000%	875,000	897,820
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,512,105
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	283,685
09/01/2037	4.250%	300,000	309,180
09/01/2042	5.000%	1,000,000	1,049,660
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2054	5.000%	1,625,000	1,715,691

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dakota County Community Development Agency(e)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,535,850
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	2,086,500
Total			32,660,416
Sales Tax 0.7%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,440,225
Puerto Rico Sales Tax Financing Corp.(f),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	12,751,000	4,029,826
Total			5,470,051
Single Family 2.7%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	290,000	290,180
Minnesota Housing Finance Agency(c)
Refunding Revenue Bonds
Residential Housing
Series 2017D (GNMA)
01/01/2030	3.300%	210,000	224,879
Series 2018A (GNMA)
07/01/2032	3.625%	130,000	130,328
Residential Housing Finance
Series 2017A
07/01/2030	3.200%	510,000	518,838
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Residential Housing Finance
Series 2019B (GNMA)
07/01/2033	3.300%	255,000	258,685
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	1,176,311	1,249,689
06/01/2049	3.150%	1,265,433	1,332,210
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	3,196,582	3,359,608
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019F
07/01/2044	2.750%	2,355,000	2,436,907
Series 2020B (GNMA)
01/01/2044	2.800%	3,560,000	3,695,280
Series 2020E (GNMA)
07/01/2044	2.700%	1,620,000	1,678,595
Series 2021B (GNMA)
07/01/2046	2.450%	2,650,000	2,650,742
07/01/2051	2.500%	3,600,000	3,590,352
Total			21,416,293
State Appropriated 3.7%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/2025	5.000%	5,000,000	5,197,300
03/01/2028	5.000%	3,000,000	3,117,360
03/01/2029	5.000%	4,250,000	4,415,878
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	9,679,910
University of Minnesota
Refunding Revenue Bonds
State Supported Stadium Debt
Series 2015
08/01/2027	5.000%	1,185,000	1,406,358
Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,487,100
Total			29,303,906
State General Obligation 5.5%
State of Minnesota
Unlimited General Obligation Bonds
Series 2018A
08/01/2031	5.000%	5,000,000	6,426,550
08/01/2033	5.000%	7,500,000	9,623,100
Series 2020A
08/01/2031	5.000%	6,450,000	8,709,500
08/01/2032	5.000%	8,830,000	11,878,204
08/01/2036	5.000%	5,000,000	6,642,550
Total			43,279,904

10	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Student Loan 0.3%
Minnesota Office of Higher Education(c)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	2,500,000	2,511,275
Total Municipal Bonds (Cost $726,170,729)			766,453,728

Money Market Funds 3.9%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(i)	265,544	265,517
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(i)	30,454,095	30,454,095
Total Money Market Funds (Cost $30,719,638)		30,719,612
Total Investments in Securities (Cost: $767,875,367)		808,158,340
Other Assets & Liabilities, Net		(20,272,296)
Net Assets		787,886,044
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2021.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2021, the total value of these securities amounted to $6,032,420, which represents 0.77% of total net assets.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $6,164,601, which represents 0.78% of total net assets.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2021, the total value of these securities amounted to $7,544,826, which represents 0.96% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT199_07_L01_(06/21)